Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	R$ 662,952	R$ 487,568	R$ 357,910
Gain from sale of farm	53,097	61,420
Gain (loss) on fair value of biological assets and agricultural products	527,348	160,371	56,718
Reversal of provision for agricultural products after harvest	(22,728)	(4,153)	(2,040)
Cost of sales	(729,145)	(483,813)	(319,214)
Gross profit	491,524	221,393
Operating income (expenses)
Selling expenses	(27,951)	(14,300)
General and administrative expenses	(46,852)	(43,890)	(38,812)
Other operating income	(22,613)	1,231	(1,064)
Equity pickup	11	(150)	1,102
Operating income (loss)	394,119	164,284	R$ 186,876
Net financial income	849,623
Financial income	(945,611)	375,413
Financial expenses	298,131	(406,168)
Net income (loss) before taxes	19,515	133,529
Income and social contribution taxes	317,646	(13,975)
Net income (loss) for the year		119,554
Total assets	3,428,318	2,044,368
Total liabilities	1,245,717	922,799
Real Estate [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	11,365	14,680
Gain from sale of farm	53,097	61,420
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales	(1,874)	(4,876)
Gross profit	62,588	71,224
Operating income (expenses)
Selling expenses	(491)	3,731
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	62,097	74,955
Net financial income	269,001
Financial income	(233,339)	146,161
Financial expenses	97,759	(133,795)
Net income (loss) before taxes	(10,762)	87,321
Income and social contribution taxes	86,997	(6,722)
Net income (loss) for the year		80,599
Total assets	1,486,493	1,171,762
Total liabilities	251,423	161,609
Grains [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	330,417	233,413
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	348,307	86,373
Reversal of provision for agricultural products after harvest	(22,728)	(4,153)
Cost of sales	(431,126)	(245,805)
Gross profit	224,870	69,828
Operating income (expenses)
Selling expenses	(26,073)	(16,247)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	198,797	53,581
Net financial income	524,696
Financial income	(601,953)	11,325
Financial expenses	121,540	(39,362)
Net income (loss) before taxes	(41,324)	25,544
Income and social contribution taxes	80,216	(8,685)
Net income (loss) for the year		16,859
Total assets	392,283	226,733
Total liabilities	283,420	220,751
Cotton [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	27,771	13,052
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	30,051	1,373
Reversal of provision for agricultural products after harvest
Cost of sales	(37,082)	(13,529)
Gross profit	20,740	896
Operating income (expenses)
Selling expenses	(289)	(282)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	20,451	614
Net financial income	3,253
Financial income	(7,431)	886
Financial expenses	16,273	(3,651)
Net income (loss) before taxes	(5,533)	(2,151)
Income and social contribution taxes	10,740	731
Net income (loss) for the year		(1,420)
Total assets	25,289	17,224
Total liabilities	2,563
Sugarcane [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	264,978	192,942
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	142,302	75,861
Reversal of provision for agricultural products after harvest
Cost of sales	(231,543)	(184,811)
Gross profit	175,737	83,992
Operating income (expenses)
Selling expenses	(563)	(1,136)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	175,174	82,856
Net financial income	3,406
Financial income	(8,929)
Financial expenses	169,651	(4,828)
Net income (loss) before taxes	(57,681)	78,028
Income and social contribution taxes	111,970	(26,530)
Net income (loss) for the year		51,498
Total assets	218,017	161,706
Total liabilities	61,992	73,290
Cattle raising [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	28,966	32,674
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	10,234	(1,298)
Reversal of provision for agricultural products after harvest
Cost of sales	(25,596)	(32,436)
Gross profit	13,604	(1,060)
Operating income (expenses)
Selling expenses	(535)	(366)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	13,069	(1,426)
Net financial income	4,113
Financial income	(7,273)
Financial expenses	9,909	(1,532)
Net income (loss) before taxes	(3,369)	(2,958)
Income and social contribution taxes	6,540	1,006
Net income (loss) for the year		(1,952)
Total assets	47,587	35,905
Total liabilities
Other [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	(545)	807
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(3,546)	(1,938)
Reversal of provision for agricultural products after harvest
Cost of sales	(1,924)	(2,356)
Gross profit	(6,015)	(3,487)
Operating income (expenses)
Selling expenses
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(6,015)	(3,487)
Net financial income
Financial income		23,053
Financial expenses	(6,015)	(43,175)
Net income (loss) before taxes	2,045	(23,609)
Income and social contribution taxes	(3,970)	8,027
Net income (loss) for the year		(15,582)
Total assets	33,238	26,678
Total liabilities
Corporate [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales
Gross profit
Operating income (expenses)
Selling expenses
General and administrative expenses	(46,852)	(43,890)
Other operating income	(22,613)	1,231
Equity pickup	11	(150)
Operating income (loss)	(69,454)	(42,809)
Net financial income	45,154
Financial income	(86,686)	193,988
Financial expenses	(110,986)	(179,825)
Net income (loss) before taxes	136,139	(28,646)
Income and social contribution taxes	25,153	18,198
Net income (loss) for the year		(10,448)
Total assets	1,225,411	404,360
Total liabilities	R$ 646,319	R$ 467,149